Shareholders’ Equity - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares		6 Months Ended
		Jun. 30, 2026	Jan. 01, 2026	Dec. 31, 2025
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants, outstanding at opening balance	[1],[2]	7,986,664
Warrants ,outstanding at ending balance	[1],[2]	7,986,664
Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants, outstanding at opening balance	[2]		3,793,860	8,079,570
Weighted Average Exercise Price,outstanding at opening balance
Warrants, Issued	[2]	4,285,710
Weighted Average Exercise Price, Issued (in Dollars per share)		$ 3.5
Warrants expired during the six month period	[2]	92,906

[1]	There is no addition of warrants during the first six months of the year
[2]	Warrants in ordinary shares